ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Schedule of business combination, income producing properties
During the year ended December 31, 2024, Granite did not acquire any properties. During the year ended December 31, 2023, Granite made the following property acquisitions:

2023 Acquisitions
Property	Location	Date acquired	Property purchase price	Transaction costs	Total acquisition cost

Income-producing properties:
10144 Veterans Dr.	Avon, USA	March 30, 2023	$72,806	$128	$72,934
10207 Veterans Dr.	Avon, USA	March 30, 2023	34,089	102	34,191
			$106,895	$230	$107,125